Equity Incentive Plan - Schedule of Stock Option Activity Under 2016 Plan (Detail) - 2016 Plan [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, beginning balance | shares	411,480
Options granted | shares	67,050
Options forfeited | shares	(32,860)
Options expired | shares	(8,640)
Options cancelled | shares	(437,030)
Weighted average exercise price, beginning balance | $ / shares	$ 100
Weighted average exercise price, granted | $ / shares	90
Weighted average exercise price, forfeited | $ / shares	99
Weighted average exercise price, expired | $ / shares	99
Weighted average exercise price, cancelled | $ / shares	$ 100
Weighted average remaining contractual term, balance	8 years 3 months 18 days